Exhibit 99.1

Huntington Auto Trust 2012-2

Collection Period Beginning Date	8/1/2013
Collection Period Ending Date	8/31/2013
Collection Period	11
Payment Date	9/16/2013

	1. DEAL SUMMARY

		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
(2)	Class A-2 Notes	33.8%	$235,857,685.40	$25,793,024.70	$210,064,660.70
(3)	Class A-3 Notes	42.8%	$298,300,000.00	$0.00	$298,300,000.00
(4)	Class A-4 Notes	15.2%	$105,800,000.00	$0.00	$105,800,000.00
(5)	Class B Notes	2.2%	$15,000,000.00	$0.00	$15,000,000.00
(6)	Class C Notes	3.5%	$24,500,000.00	$0.00	$24,500,000.00
(7)	Class D Notes	2.6%	$18,000,000.00	$0.00	$18,000,000.00

(8)	Total Note Balance	100.0%	$697,457,685.40	$25,793,024.70	$671,664,660.70

(9)	Overcollateralization		$6,500,000.00	$0.00	$6,500,000.00
(10)	Reserve Account Balance		$2,500,000.00	$0.00	$2,500,000.00

(11)	Net Pool Balance		$703,957,685.40	$25,793,024.70	$678,164,660.70

			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.23000%	$0.00	$0.00
(13)	Class A-2 Notes		0.38000%	$235,857,685.40	$74,688.27
(14)	Class A-3 Notes		0.51000%	$298,300,000.00	$126,777.50
(15)	Class A-4 Notes		0.68000%	$105,800,000.00	$59,953.33
(16)	Class B Notes		1.07000%	$15,000,000.00	$13,375.00
(17)	Class C Notes		1.37000%	$24,500,000.00	$27,970.83
(18)	Class D Notes		2.11000%	$18,000,000.00	$31,650.00

(19)				$697,457,685.40	$334,414.93
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,843,011.57
(21)	Principal Collections (Including Repurchases)		$14,343,974.33
(22)	Accounts Paid in Full		$11,137,261.60
(23)	Liquidation Proceeds		$161,775.17
(24)	Recoveries		$46,181.36
(25)	Investment Earnings
(26)	Reimburse Prior Period Servicer Advances		$-156,228.61
(27)	Current Period Servicer Advances		$124,560.99

(28)	Total Collections		$28,500,536.41

(29)	Reserve Account Draw Amount		$0.00

(30)	Net Cap Receipt (Class A-2B)		$0.00
(31)	Net Cap Receipt (Class A-3B)		$0.00

(32)	Total Net Cap Receipt		$0.00

(33)	Total Available Funds		$28,500,536.41

Huntington Auto Trust 2012-2

Collection Period Beginning Date	8/1/2013
Collection Period Ending Date	8/31/2013
Collection Period	11
Payment Date	9/16/2013

	3. DISTRIBUTION OF AVAILABLE FUNDS

			Amount Due	Amount Paid	Shortfall
(34)	Servicing Fees	1.00%	$586,631.40	$586,631.40	$0.00
(35)	Class A-1 Notes		$0.00	$0.00	$0.00
(36)	Class A-2 Notes		$74,688.27	$74,688.27	$0.00
(37)	Class A-3 Notes		$126,777.50	$126,777.50	$0.00
(38)	Class A-4 Notes		$59,953.33	$59,953.33	$0.00
(39)	First Allocation of Principal		$0.00	$0.00	$0.00
(40)	Class B Note Interest		$13,375.00	$13,375.00	$0.00
(41)	Second Allocation of Principal		$0.00	$0.00	$0.00
(42)	Class C Note Interest		$27,970.83	$27,970.83	$0.00
(43)	Third Allocation of Principal		$1,293,024.70	$1,293,024.70	$0.00
(44)	Class D Note Interest		$31,650.00	$31,650.00	$0.00
(45)	Fourth Allocation of Principal		$18,000,000.00	$18,000,000.00	$0.00
(46)	Reserve Account Deposit		$0.00	$0.00	$0.00
(47)	Regular Principal Distribution Amount		$6,500,000.00	$6,500,000.00	$0.00
(48)	Accrued and upaid fees to owner/indenture trustees		$0.00	$0.00	$0.00
(49)	Remaining Funds to Certificate Holders		$1,786,465.38	$1,786,465.38	$0.00

			$28,500,536.41	$28,500,536.41

(50)	Principal Payment		$0.00
(51)	First Allocation of Principal		$0.00
(52)	Second Allocation of Principal		$0.00
(53)	Third Allocation of Principal		$1,293,024.70
(54)	Fourth Allocation of Principal		$18,000,000.00
(55)	Regular Principal Distribution Amount		$6,500,000.00

(56)	Total Principal		$25,793,024.70

	4. POOL INFORMATION

(57)	Pool Balance		$678,164,661
(58)	Number of Receivables Outstanding		46,047
(59)	Weighted Average Contract Rate		4.80%
(60)	Weighted Average Maturity		49.55

	5. OVERCOLLATERALIZATION INFORMATION

(61)	Specified Reserve Account Balance		$2,500,000.00
(62)	Initial Target Credit Enhancement O/C Amount		$9,000,000.00
(63)	Target Credit Enhancement O/C Amount		$6,500,000.00
(64)	Beginning Period O/C Amount		$6,500,000.00
(65)	Ending Period O/C Amount		$6,500,000.00

(66)	Overcollateralization Shortfall		$0.00

	6. RESERVE ACCOUNT INFORMATION

(67)	Specified Reserve Account Balance		$2,500,000.00
(68)	Beginning Reserve Account Balance		$2,500,000.00
(69)	Reserve Account Deposits		$0.00
(70)	Reserve Account Earnings
(71)	Distribute Earnings Collection Account		$0.00
(72)	Reserve Account Draws		$0.00

(73)	Ending Reserve Account Balance		$2,500,000.00

Page: 2

Huntington Auto Trust 2012-2

Collection Period Beginning Date	8/1/2013
Collection Period Ending Date	8/31/2013
Collection Period	11
Payment Date	9/16/2013

	7. LOSS & DELINQUENCY REPORTING

(74)	Realized Losses for Collection Period	$150,000.74
(75)	Recoveries for Collection Period	$46,181.36

(76)	Net Losses for Collection Period	$103,819.38
(77)

(78)	Cumulative Losses (net of recoveries) for All Collection Periods	$1,596,448.68
(79)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.15964%

			##
(80)	Receivables 31-59 Days Delinquent	$2,829,518.14	198
(81)	As % of Ending Pool Balance	0.417%

(82)	Receivables 60-89 Days Delinquent	$766,326.06	49
(83)	As % of Ending Pool Balance	0.113%

(84)	Receivables 90 - 119 Days Delinquent	$429,042.37	28
(85)	As % of Ending Pool Balance	0.063%

(86)	Receivables 120+ Days Delinquent	$146,457.64	10
(87)	As % of Ending Pool Balance	0.022%

(88)	Total Delinquencies	$4,171,344.21	285
(89)	As % of Ending Pool Balance	0.615%

(90)	Total Repossesion	$569,955.29	37

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Kim Taylor
Name: Kim Taylor
Title: Senior Vice President
September 18, 2013

Page: 3